SEMI-ANNUAL REPORT o FEBRUARY 28, 1999


CITFUNDS (SM)

         PREMIUM
         LIQUID RESERVES

MONEY MARKETS



         --------------------------------------------------------------
                              INVESTMENT PRODUCTS:
              NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
         --------------------------------------------------------------

TABLE OF CONTENTS


Letter to Our Shareholders                                                     1
 ................................................................................
Portfolio Environment and Outlook                                              2
 ................................................................................
Fund Facts                                                                     3
 ................................................................................
Fund Performance                                                               4
 ................................................................................

CITIFUNDS PREMIUM LIQUID RESERVES

Statement of Assets and Liabilities                                            5
 ................................................................................
Statement of Operations                                                        5
 ................................................................................
Statement of Changes in Net Assets                                             6
 ................................................................................
Financial Highlights                                                           6
 ................................................................................
Notes to Financial Statements                                                  7
 ................................................................................

CASH RESERVES PORTFOLIO

Portfolio of Investments                                                      10
 ................................................................................
Statement of Assets and Liabilities                                           13
 ................................................................................
Statement of Operations                                                       13
 ................................................................................
Statement of Changes in Net Assets                                            14
 ................................................................................
Financial Highlights                                                          14
 ................................................................................
Notes to Financial Statements                                                 15
 ................................................................................

LETTER TO OUR SHAREHOLDERS



Dear Shareholder:

The 6-month period ended February 28, 1999, was a good one for the U.S. economy and short-term money market securities. Early in the period, concerns about the potential spread of the Asian currency and credit crisis to Latin America contributed to the Federal Reserve Board's decision to reduce key short-term interest rates three times between September and November. While this easing of monetary policy caused short-term money market yields to decline, very low inflation continued to support above-average REAL returns, which are nominal yields less the rate of inflation.

   In contrast, longer term fixed-income securities did not fare as well as money market securities. That's because longer term yields rose in response to reports of robust U.S. economic growth in the fourth quarter of 1998 and the first two months of 1999. When yields of longer term securities rise, their prices decline. Accordingly, money market funds such as CitiFunds Premium Liquid Reserves generally performed better than longer term bond funds over the six-month period.

   Thank you for your continued confidence and participation.

Sincerely,


/s/ Philip W. Coolidge
-----------------------------
Philip W. Coolidge
President
March 22, 1999

PORTFOLIO ENVIRONMENT AND OUTLOOK

LOW INFLATION IN THE U.S. AND RECESSIONARY CONDITIONS IN SOME OVERSEAS ECONOMIES CONTRIBUTED TO LOWER YIELDS on taxable money market securities. The financial crisis that began in Southeast Asia in mid-1997 spread to other emerging markets during the third quarter of 1998. Russia was forced by the credit crunch to devalue its currency and effectively defaulted on its government bonds. Similarly, the flight of foreign capital from Latin America adversely affected Brazil, which devalued its currency in January, 1999.
   Why did events overseas affect the U.S. money markets? A major reason is that the U.S. Federal Reserve Board became concerned that the problems in Asia and Latin America might curtail exports of U.S. companies, which could, in turn, dampen domestic economic growth. To help stop the further spread of the Asian crisis and promote continued U.S. economic growth, the Federal Reserve Board reduced key short-term interest rates in three steps between September and November.
   In anticipation of the Federal Reserve Board's action, WE BEGAN THE REPORTING PERIOD WITH THE PORTFOLIO'S AVERAGE MATURITY TOWARD THE LONG END OF ITS RANGE. This strategy enabled us to capture higher yields for as long as practical while short-term interest rates fell.
   In addition, we primarily focused our investments on high-quality bank obligations and commercial paper during the six-month period. That's because, in our opinion, bank obligations and commercial paper offered more attractive values than other short-term money market instruments. For example, the difference in yields between bank obligations and U.S. Treasury bills was unusually wide. That's primarily because the federal budget surplus reduced the government's need to borrow, limiting the supply of Treasury bills available to investors. Yet, demand for these direct obligations of the federal government surged in the third quarter of 1998 when U.S. and foreign investors sought a safe haven amid the turmoil in Asia, Russia and Latin America.
   As our holdings matured during the period, we reinvested the proceeds in money market instruments with modestly shorter maturities. Consequently, THE PORTFOLIO'S AVERAGE MATURITY GRADUALLY DECLINED OVER THE SIX MONTHS, enabling us to respond faster to opportunities for higher yields. Such opportunities arose in February, 1999, for example, when reports of surprisingly strong U.S. economic growth caused yields of longer term bonds to rise. In this new environment, we modestly extended the Portfolio's average maturity to capture the higher yields provided by longer-dated securities.
   Looking forward, we expect the U.S. economic expansion to continue throughout 1999. Yet, persistently low inflation should, in our view, prevent the Federal Reserve Board from raising short-term interest rates in 1999 in an attempt to forestall inflationary pressures. If our outlook is correct, money market yields should remain relatively stable over the foreseeable future, while longer term yields may rise moderately. We intend to continue to monitor global economic influences carefully, with an eye toward adjusting our investment strategy in a way that attempts to capture the opportunities and reduce the risks of prevailing market conditions.

FUND FACTS

FUND OBJECTIVE
To provide its shareholders with liquidity and as high a level of current income as is consistent with the preservation of capital.

INVESTMENT ADVISER,                      DIVIDENDS
CASH RESERVES PORTFOLIO                  Declared daily, paid monthly
Citibank, N.A.

COMMENCEMENT OF OPERATIONS               BENCHMARKS
May 3, 1990                              o Lipper Taxable Money
                                           Funds Average
NET ASSETS AS OF 2/28/99                 o IBC 1st Tier Taxable Money
$773.9 million                             Funds Average

FUND PERFORMANCE
TOTAL RETURNS

                                                                               SINCE
                                                    SIX      ONE    FIVE    MAY 3, 1990
ALL PERIODS ENDED FEBRUARY 28, 1999 (Unaudited)   MONTHS**  YEAR   YEARS*   INCEPTION*
========================================================================================
CitiFunds Premium Liquid Reserves                 2.48%    5.26%   5.28%     5.09%
Lipper Taxable Money Funds Average                2.24%    4.76%   4.84%     4.68%+

** Average Annual Total Return
** Not Annualized
 + From 5/31/90


7-DAY YIELDS
Annualized Current         4.70%
Effective                  4.81%

The ANNUALIZED CURRENT 7-DAY YIELD reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365 day period. The yield is shown as a percentage of the investment.

The EFFECTIVE 7-DAY YIELD is calculated similarly, but when annualized the income earned by the investment during that seven-day period is assumed to be reinvested. The effective yield is slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund's yield more closely reflects the current earnings of the fund than does the total return.

COMPARISON OF 7-DAY YIELDS FOR CITIFUNDS PREMIUM LIQUID RESERVES VS. IBC 1ST TIER TAXABLE MONEY FUNDS AVERAGE


As illustrated, CitiFunds Premium Liquid Reserves generally provided a higher annualized seven-day yield to that of a comparable IBC Money Fund Average, as published in IBC Money Fund ReportTM, for the one year period.

[The following table represents a chart in the printed piece.]

                     IBC 1st Tier                CitiFunds
Date              Taxable Money Avg.      Premium Liquid Reserve
----              ------------------      ----------------------
3/3/98                  4.96%                        5.37%
3/10/98                 4.93%                        5.30%
3/17/98                 4.92%                        5.32%
3/24/98                 4.92%                        5.29%
3/31/98                 4.93%                        5.34%
4/7/98                  4.92%                        5.32%
4/14/98                 4.92%                        5.32%
4/21/98                 4.92%                        5.29%
4/28/98                 4.90%                        5.28%
5/5/98                  4.90%                        5.27%
5/12/98                 4.90%                        5.23%
5/19/98                 4.92%                        5.33%
5/26/98                 4.90%                        5.28%
6/2/98                  4.92%                        5.35%
6/9/98                  4.91%                        5.28%
6/16/98                 4.92%                        5.32%
6/23/98                 4.91%                        5.29%
6/30/98                 4.94%                        5.34%
7/7/98                  4.91%                        5.42%
7/14/98                 4.91%                        5.28%
7/21/98                 4.91%                        5.30%
7/28/98                 4.92%                        5.30%
8/4/98                  4.92%                        5.33%
8/11/98                 4.91%                        5.28%
8/18/98                 4.92%                        5.31%
8/25/98                 4.91%                        5.29%
9/1/98                  4.92%                        5.32%
9/8/98                  4.90%                        5.28%
9/15/98                 4.92%                        5.30%
9/22/98                 4.89%                        5.27%
9/29/98                 4.87%                        5.26%
10/6/98                 4.83%                        5.24%
10/13/98                4.76%                        5.10%
10/20/98                4.71%                        5.09%
10/27/98                4.64%                        5.00%
11/3/98                 4.67%                        5.02%
11/10/98                4.62%                        4.95%
11/17/98                4.62%                        4.95%
11/24/98                4.55%                        4.82%
12/1/98                 4.56%                        4.90%
12/8/98                 4.53%                        4.83%
12/15/98                4.55%                        4.89%
12/22/98                4.54%                        4.88%
12/29/98                4.52%                        4.89%
1/5/99                  4.55%                        4.84%
1/12/99                 4.47%                        4.79%
1/19/99                 4.44%                        4.78%
1/26/99                 4.37%                        4.69%
2/2/99                  4.34%                        4.74%
2/9/99                  4.31%                        4.71%
2/16/99                 4.28%                        4.70%
2/23/99                 4.34%                        4.69%


Note: Mutual Fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's returns and yields would have been lower.

CITIFUNDS PREMIUM LIQUID RESERVES
STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 28, 1999 (Unaudited)
================================================================================
ASSETS:
Investment in Cash Reserves Portfolio, at value (Note 1A)          $777,092,228
--------------------------------------------------------------------------------
LIABILITIES:
Payable for shares of beneficial interest repurchased                 1,405,738
Dividends payable                                                     1,561,948
Payable to affiliate-Shareholder servicing agents' fees (Note 3B)        60,297
Accrued expenses and other liabilities                                  175,081
--------------------------------------------------------------------------------
  Total liabilities                                                   3,203,064
--------------------------------------------------------------------------------
NET ASSETS for 773,889,164 shares of beneficial
 interest outstanding                                              $773,889,164
================================================================================
NET ASSETS CONSIST OF:
Paid-in capital                                                    $773,889,164
================================================================================
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE            $1.00
================================================================================



CITIFUNDS PREMIUM LIQUID RESERVES
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED FEBRUARY 28, 1999 (Unaudited)
================================================================================
INVESTMENT INCOME (Note 1B):
Income from Cash Reserves Portfolio                   $18,771,556
Allocated expenses from Cash Reserves Portfolio          (350,925)
--------------------------------------------------------------------------------
                                                                     $18,420,631
EXPENSES:
Administrative fees (Note 3A)                           1,220,847
Shareholder Servicing Agents' fees (Note 3B)              348,813
Distribution fees (Note 4)                                348,813
Registration fees                                           9,721
Shareholder reports                                         8,645
Custody and fund accounting fees                            7,822
Legal fees                                                  7,088
Audit fees                                                  6,800
Trustees' fees                                              5,934
Transfer agent fees                                         4,179
Miscellaneous                                               8,566
--------------------------------------------------------------------------------
  Total expenses                                        1,977,228
Less aggregate amount waived or assumed by
  Administrator and Distributor (Notes 3A and 4)         (923,208)
--------------------------------------------------------------------------------
  Net expenses                                                         1,054,020
--------------------------------------------------------------------------------
Net investment income                                                $17,366,611
================================================================================

See notes to financial statements

CITIFUNDS PREMIUM LIQUID RESERVES
STATEMENT OF CHANGES IN NET ASSETS
                                              SIX MONTHS ENDED
                                              FEBRUARY 28, 1999     YEAR ENDED
                                                 (Unaudited)     AUGUST 31, 1998
================================================================================
FROM INVESTMENT ACTIVITIES:
Net investment income, declared as dividends
  to shareholders (Note 2)                       $17,366,611        $27,588,113
-------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
AT NET ASSET VALUE OF $1.00 PER
SHARE (Note 5):
Proceeds from sale of shares                  $2,051,800,115     $3,151,376,399
Net asset value of shares issued to
  shareholders from reinvestment of
  dividends                                        8,037,581         13,821,096
Cost of shares repurchased                    (1,897,218,131)    (2,941,837,920)
-------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                       162,619,565        223,359,575
-------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                              611,269,599        387,910,024
-------------------------------------------------------------------------------
End of period                                   $773,889,164       $611,269,599
================================================================================



CITIFUNDS PREMIUM LIQUID RESERVES
FINANCIAL HIGHLIGHTS

                                         SIX MONTHS ENDED                YEAR ENDED AUGUST 31,
                                         FEBRUARY 28, 1999  ----------------------------------------------
                                          (Unaudited)       1998          1997          1996          1995
==============================================================================================================
Net Asset Value, beginning of period        $1.00000      $1.00000      $1.00000      $1.00000      $1.00000
Net investment income                        0.02457       0.05348       0.05240       0.05322       0.05465
Less dividends from net investment
  income                                    (0.02457)     (0.05348)     (0.05240)     (0.05322)     (0.05465)
--------------------------------------------------------------------------------------------------------------
Net Asset Value, end of period              $1.00000      $1.00000      $1.00000      $1.00000      $1.00000
==============================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000's omitted)   $773,889      $611,270      $387,910      $380,303      $423,992
Ratio of expenses to average net assets+       0.40%*        0.40%         0.40%         0.40%         0.40%
Ratio of net investment income to average
  net assets+                                  4.98%*        5.39%         5.25%         5.35%         5.47%
Total return                                   2.48%**       5.48%         5.37%         5.45%         5.60%

Note: If agents of the Fund and agents of Cash Reserves Portfolio had not waived all or a portion of their fees during the periods indicated, the net investment income per share and the ratios would have been as follows:

Net investment income per share             $0.02236      $0.04950      $0.04833      $0.04911      $0.05047
RATIOS:
Expenses to average net assets+                0.79%*        0.80%         0.81%         0.82%         0.83%
Net investment income to average
  net assets+                                  4.59%*        4.99%         4.84%         4.93%         5.04%
==============================================================================================================

 + Includes the Fund's share of Cash Reserves Portfolio's allocated expenses.
 * Annualized
** Not Annualized

See notes to financial statements

CITIFUNDS PREMIUM LIQUID RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds Premium Liquid Reserves (the "Fund") is a separate diversified series of CitiFunds Premium Trust (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund invests all of its investable assets in Cash Reserves Portfolio (the "Portfolio"), a management investment company for which Citibank, N.A. ("Citibank") serves as Investment Adviser. The value of such investment reflects the Fund's proportionate interest (6.6% at February 28, 1999) in the net assets of the Portfolio. CFBDS, Inc. ("CFBDS") acts as the Trust's
Administrator and Distributor. Citibank also serves as Sub-Administrator and makes Fund shares available to customers as Shareholder Servicing Agent. Citibank is a wholly-owned subsidiary of Citigroup Inc. Citigroup Inc. was formed as a result of the merger of Citicorp and Travelers Group, Inc. which was completed on October 8, 1998.
   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
   The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.
   The significant accounting policies consistently followed by the Fund are as follows:
   A. INVESTMENT VALUATION Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.
   B. INVESTMENT INCOME The Fund earns income, net of Portfolio expenses, daily based on its investment in the Portfolio.
   C. FEDERAL TAXES The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its taxable income. Accordingly, no provision for federal income or excise tax is necessary.
   D. EXPENSES The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS. Expenses incurred by the Trust with respect to any two or more funds in the series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund. The Fund's share of the Portfolio's expenses are charged against and reduce the amount of the Fund's investment in the Portfolio.

2. DIVIDENDS The net income of the Fund is determined once daily, as of 3:00 p.m., Eastern time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election

CITIFUNDS PREMIUM LIQUID RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)


of the shareholder, in cash (subject to the policies of the shareholder's Shareholder Servicing Agent) on or prior to the last business day of the month.

3. ADMINISTRATIVE SERVICES PLAN The Trust has adopted an Administrative Services Plan which provides that the Trust, on behalf of each Fund, may obtain the services of an Administrator, one or more Shareholder Servicing Agents, and other Servicing Agents, and may enter into agreements providing for the payment of fees for such services. Under the Trust's Administrative Services Plan, the aggregate of the fees paid to the Administrator from the Fund under such Plan and of the fees paid to the Shareholder Servicing Agents from the Fund may not exceed 0.45% of the Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year. For the six months ended February 28, 1999, Management agreed to voluntarily limit Fund expenses to 0.40%.
   A.  ADMINISTRATIVE  FEES  Under  the  terms  of  an  Administrative  Services
Agreement, CFBDS is entitled to an administrative fee from the Fund, as compensation for overall administrative services and general office facilities, which is accrued daily and paid monthly at an annual rate of 0.35% of the Fund's average daily net assets. The Administrative fees amounted to $1,220,847 of which $574,395 was voluntarily waived for the six months ended February 28, 1999. Citibank acts as Sub-Administrator and performs certain duties and receives compensation from CFBDS from time to time as agreed to by CFBDS and Citibank. The Fund pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Fund from the Administrator or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Administrator or its affiliates.
   B. SHAREHOLDER SERVICING AGENTS FEES The Trust, on behalf of the Fund, has entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which that Shareholder Servicing Agent acts as an agent for its customers and provides other related services. For their services, each Shareholder Servicing Agent receives fees from the Fund, which may be paid periodically, which may not exceed, on an annualized basis, an amount equal to 0.10% of the average daily net assets of the Fund represented by shares owned during the period for which payment has been made by investors for whom such Shareholder Servicing Agent maintains a servicing relationship. The Shareholder Servicing Agents fees amounted to $348,813 for the six months ended February 28, 1999.

4. DISTRIBUTION FEES The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, in which the Fund reimburses the Distributor for expenses incurred or anticipated, in connection with the sale of shares of the Fund, at an annual rate not to exceed of 0.10% of the Fund's average daily net assets. Distribution fees amounted to $348,813 all of which was voluntarily waived for the six months ended February 28, 1999. The

CITIFUNDS PREMIUM LIQUID RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited)




Distributor has voluntarily agreed to assume all distribution expenses through February 28, 1999.

5. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

6. INVESTMENT TRANSACTIONS Increases and decreases in the Fund's investment in the Portfolio aggregated $1,277,067,788 and $1,130,960,233, respectively, for the six months ended February 28, 1999.

TRUSTEES AND OFFICERS
Philip W. Coolidge*, PRESIDENT
Mark T. Finn
Riley C. Gilley
William S. Woods, Jr.

SECRETARY
Linda T. Gibson*

TREASURER
John R. Elder*

*AFFILIATED PERSON OF ADMINISTRATOR AND DISTRIBUTOR

INVESTMENT ADVISER
(OF CASH RESERVES PORTFOLIO)
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

ADMINISTRATOR AND DISTRIBUTOR
CFBDS, Inc.
21 Milk Street, 5th Floor,  Boston, MA 02109
(617) 423-1679

TRANSFER AGENT  AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

AUDITORS
PricewaterhouseCoopers LLP
160 Federal Street,Boston, MA 02110

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

  THE CITIFUNDS FAMILY

  LARGE CAP STOCKS
o CitiFunds Growth & Income Portfolio
o CitiFunds Large Cap Growth Portfolio

  SMALL CAP STOCKS
o CitiFunds Small Cap Value Portfolio
o CitiFunds Small Cap Growth Portfolio

  INTERNATIONAL STOCKS
o CitiFunds International Growth & Income Portfolio
o CitiFunds International Growth Portfolio

  GROWTH WITH INCOME
o CitiFunds Balanced Portfolio

  BONDS
o CitiFunds Short-Term U.S. Government Income Portfolio
o CitiFunds Intermediate Income Portfolio
o CitiFunds National Tax Free Income Portfolio
o CitiFunds New York Tax Free Income Portfolio
o CitiFunds California Tax Free Income Portfolio

  MONEY MARKETS
o CitiFunds Cash Reserves
o CitiFunds U.S. Treasury Reserves
o CitiFunds Tax Free Reserves
o CitiFunds California Tax Free Reserves
o CitiFunds Connecticut Tax Free Reserves
o CitiFunds New York Tax Free Reserves

  PREMIUM MONEY MARKETS
o CitiFunds Premium Liquid Reserves
o CitiFunds Premium U.S. Treasury Reserves

  INSTITUTIONAL MONEY MARKETS
o CitiFunds Institutional Liquid Reserves
o CitiFunds Institutional U.S. Treasury Reserves
o CitiFunds Institutional Tax Free Reserves
o CitiFunds Institutional Cash Reserves

This report is prepared for the information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.


For more information contact your Service Agent or call 1-800-625-4554

CitiFunds are made available by CFBDS, Inc. as distributor.



(C)1999 Citicorp         R Printed on recycled paper                CFS/PLR/299

                                      SEMI-ANNUAL REPORT O FEBRUARY 28, 1999

     CITIFUNDS(TM)
--------------



         PREMIUM
         U.S. TREASURY RESERVES


MONEY MARKETS


          ------------------------------------------------------------
                              INVESTMENT PRODUCTS:
              NOT FDIC INSURED O NO BANK GUARANTEE O MAY LOSE VALUE
          ------------------------------------------------------------

TABLE OF CONTENTS


Letter to Our Shareholders                                                     1
 ................................................................................
Portfolio Environment and Outlook                                              2
 ................................................................................
Fund Facts                                                                     3
 ................................................................................
Fund Performance                                                               4

CITIFUNDS PREMIUM U.S. TREASURY RESERVES

Statement of Assets and Liabilities                                            5
 ................................................................................
Statement of Operations                                                        6
 ................................................................................
Statement of Changes in Net Assets                                             7
 ................................................................................
Financial Highlights                                                           8
 ................................................................................
Notes to Financial Statements                                                  9
 ................................................................................

U.S. TREASURY RESERVES PORTFOLIO

Portfolio of Investments                                                      12
 ................................................................................
Statement of Assets and Liabilities                                           13
 ................................................................................
Statement of Operations                                                       13
 ................................................................................
Statement of Changes in Net Assets                                            14
 ................................................................................
Financial Highlights                                                          14
 ................................................................................
Notes to Financial Statements                                                 15
 ................................................................................

LETTER TO OUR SHAREHOLDERS


Dear Shareholder:

   While the 6-month period ended February 28, 1999, was a good one for the U.S. economy, yields on short-term U.S. Treasury bills were unusually low relative to other money market instruments. Early in the period, concerns about the potential spread of the Asian currency and credit crisis to Latin America caused a surge in demand for U.S. Treasury securities from domestic and foreign investors seeking a safe haven.

   At the same time, events overseas contributed to the U.S. Federal Reserve Board's decision to reduce key short-term interest rates three times between September and November. While this easing on monetary policy caused short-term U.S. Treasury yields to decline, longer term fixed-income securities did not fare as well as money market securities. That's because longer term yields rose in response to reports of robust U.S. economic growth in the fourth quarter of 1998 and the first two months of 1999. When yields of longer term securities rise, their prices decline. Accordingly, money market funds such as CitiFunds Premium U.S. Treasury Reserves generally performed better than longer term bond funds over the six-month period.

   Thank you for your continued confidence and participation.

Sincerely,



/s/ Philip W. Coolidge
---------------------------

Philip W. Coolidge
President
March 22, 1999

PORTFOLIO ENVIRONMENT AND OUTLOOK


   LOW INFLATION IN THE U.S. AND RECESSIONARY CONDITIONS IN SOME OVERSEAS ECONOMIES CONTRIBUTED TO LOWER YIELDS on U.S. Treasury bills. The financial crisis that began in Southeast Asia in mid-1997 spread to other emerging markets during the third quarter of 1998. Russia was forced by the credit crunch to devalue its currency and effectively defaulted on its government bonds. Similarly, the flight of foreign capital from Latin America adversely affected Brazil, which devalued its currency in January, 1999.
   Why did events overseas affect money market yields in the United States? A major reason is that the Federal Reserve Board became concerned that the problems in Asia and Latin America might curtail exports of U.S. companies, which could, in turn, dampen domestic economic growth. To help stop the further spread of the Asian crisis and promote continued U.S. economic growth, the Federal Reserve reduced key short-term interest rates in three steps between September and November.
   In anticipation of the Federal Reserve Board's action, WE BEGAN THE REPORTING PERIOD WITH THE PORTFOLIO'S AVERAGE MATURITY TOWARD THE LONG END OF ITS RANGE. This strategy enabled us to capture higher yields for as long as practical while short-term interest rates fell.
   Of course, consistent with our charter, we focused exclusively on U.S. Treasury securities. However, it is important to note that yields on U.S. Treasury securities were unusually low during the six-month period relative to other money market securities, such as high-quality bank obligations and commercial paper. That's because the federal budget surplus reduced the government's need to borrow, limiting the supply of Treasury bills available to investors. Yet, demand for these direct obligations of the federal government surged when U.S. and foreign investors sought a safe haven amid the turmoil in Asia, Russia and Latin America.
   As our holdings matured during the period, we reinvested the proceeds in U.S. Treasury securities with modestly shorter maturities, including Cash Management Bills issued by the U.S. Treasury to finance temporary cash flow needs. As we opportunistically allowed the Portfolio's average maturity to gradually decline at various times over the six months, WE WERE ABLE TO RESPOND FASTER TO HIGHER YIELDS AS THEY BECAME AVAILABLE. Such opportunities arose in February, 1999, for example, when reports of surprisingly strong U.S. economic growth caused yields of longer term bonds to rise. In this new environment, we extended the Portfolio's average maturity to capture the higher yields provided by slightly longer-dated securities. In addition, we took advantage of changing supply-and-demand factors to capture higher yields.
   Looking forward, we expect the U.S. economic expansion to continue throughout 1999. Yet, persistently low inflation should, in our view, prevent the Federal Reserve from raising short-term interest rates in 1999 in an attempt to forestall inflationary pressures. If our outlook is correct, yields on U.S. Treasury bills should remain relatively stable over the foreseeable future, while longer term yields may rise modestly. We intend to continue to monitor global economic influences carefully, with an eye toward adjusting our investment strategy in a way that takes full advantage of prevailing market conditions.

 FUND FACTS

FUND OBJECTIVE
To provide liquidity and as high a level of current income from U.S. Government obligations as is consistent with the preservation of capital.

INVESTMENT ADVISER,
U.S. TREASURY RESERVES PORTFOLIO         DIVIDENDS
Citibank, N.A                            Declared daily, paid monthly

COMMENCEMENT OF OPERATIONS               BENCHMARK
March 1, 1991                            o Lipper S&P AAA rated U.S.
                                           Treasury Money Funds Average
NET ASSETS AS OF 2/28/99
$273.5 million

FUND PERFORMANCE
TOTAL RETURNS

                                                                                SINCE
                                                                               MARCH 1,
ALL PERIODS ENDING FEBRUARY 28, 1999            SIX        ONE      FIVE         1991
(Unaudited)                                  **MONTHS**    YEAR     *YEARS*    *INCEPTION*
============================================================================================
CitiFunds Premium U.S. Treasury Reserves       2.12%      4.61%      4.75%       4.38%
Lipper S&P AAA rated U.S. Treasury
 Money Funds Average                           2.14%      4.63%      4.68%+      4.26%+

*  Average Annual Total Return
** Not Annualized
+  From 2/28/91



7-DAY YIELDS
Annualized Current4.00%
Effective         4.08%

The ANNUALIZED CURRENT 7-DAY YIELD reflects the amount of income generated by the investment during the seven day period and assumes that the income is generated each week over a 365 day period. The yield is shown as a percentage of the investment.

The EFFECTIVE 7-DAY YIELD is calculated similarly, but when annualized, the income earned by the investment during that seven-day period is assumed to be reinvested. The effective yield is slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund's yield more closely reflects the current earnings of the fund than does the total return.

Note: Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's returns and yields would have been lower.

CITIFUNDS PREMIUM U.S. TREASURY RESERVES
STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 28, 1999 (Unaudited)
================================================================================
ASSETS:
Investment in U.S. Treasury Reserves Portfolio, at value (Note 1)  $273,999,651
--------------------------------------------------------------------------------
LIABILITIES:
Dividends payable                                                       332,060
Payable for shares of beneficial interest repurchased                    44,185
Payable to affiliate--Shareholder servicing agents' fees (Note 3B)       21,811
Accrued expenses and other liabilities                                   73,327
--------------------------------------------------------------------------------
    Total liabilities                                                   471,383
--------------------------------------------------------------------------------
NET ASSETS For 273,528,268 shares of beneficial
 interest outstanding                                              $273,528,268
================================================================================
NET ASSETS CONSIST OF:
Paid-in capital                                                    $273,528,268
================================================================================
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE PER SHARE           $1.00
================================================================================


See notes to financial statements

CITIFUNDS PREMIUM U.S. TREASURY RESERVES
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 1999 (Unaudited)
================================================================================
INVESTMENT INCOME (Note 1A):
Income from U.S. Treasury Reserves Portfolio             $6,677,583
Allocated expenses from U.S. Treasury Reserves Portfolio   (142,130)
--------------------------------------------------------------------------------
                                                                      $6,535,453
EXPENSES:
Administrative fees (Note 3A)                               494,876
Shareholder Servicing Agents' fees (Note 3B)                141,393
Distribution fees (Note 4)                                  141,393
Custody and fund accounting fees                              6,830
Audit fees                                                    4,500
Legal fees                                                    4,121
Trustees' fees                                                3,665
Transfer agent fees                                           1,310
--------------------------------------------------------------------------------
    Total expenses                                          798,088
Less aggregate amounts waived by
 Administrator and Distributor (Notes 3A and 4)            (302,724)
--------------------------------------------------------------------------------
    Net expenses                                                         495,364
--------------------------------------------------------------------------------
Net investment income                                                 $6,040,089
================================================================================


See notes to financial statements

CITIFUNDS PREMIUM U.S. TREASURY RESERVES
STATEMENT OF CHANGES IN NET ASSETS

                                                  SIX MONTHS ENDED   YEAR ENDED
                                                 FEBRUARY 28, 1999   AUGUST 31,
                                                   (Unaudited)          1998
================================================================================
FROM INVESTMENT ACTIVITIES:
Net investment income, declared as
 dividends to shareholders (Note 2)                $ 6,040,089     $ 13,299,575
===============================================================================
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST AT
NET ASSET VALUE OF $1.00 PER SHARE (Note 5):
Proceeds from sale of shares                      $296,028,875     $629,448,550
Net asset value of shares issued to shareholders
 from reinvestment of dividends                      3,630,217        8,429,748
Cost of shares repurchased                        (351,868,708)    (551,581,566)
-------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS              (52,209,616)      86,296,732
-------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                325,737,884      239,441,152
-------------------------------------------------------------------------------
End of period                                     $273,528,268     $325,737,884
================================================================================


See notes to financial statements

CITIFUNDS PREMIUM U.S. TREASURY RESERVES
FINANCIAL HIGHLIGHTS

                                Six Months Ended
                               February 28, 1999         Year Ended August 31
                                  (Unaudited)       1998         1997          1996          1995          1994
===========================================================================================================================
Net Asset Value,
 beginning of period               $1.00000      $1.00000      $1.00000      $1.00000      $1.00000      $1.00000
---------------------------------------------------------------------------------------------------------------------------
Net investment income               0.02104       0.04802       0.04794       0.04851       0.04999       0.03087
Less dividends from net
 investment income                 (0.02104)     (0.04802)     (0.04794)     (0.04851)     (0.04999)     (0.03087)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, end of period     $1.00000      $1.00000      $1.00000      $1.00000      $1.00000      $1.00000
---------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (000's omitted)                   $273,528      $325,738      $239,441      $235,271      $317,312      $252,458
Ratio of expenses to
 average net assets+                  0.45%*        0.45%         0.45%         0.45%         0.45%         0.45%
Ratio of net investment income
 to average net assets+               4.27%*        4.81%         4.80%         4.88%         5.02%         3.09%
Total return                          2.12%**       4.91%         4.90%         4.96%         5.12%         3.13%

Note: If Agents of the Fund and agents of U.S. Treasury Reserves Portfolio had not waived all or a portion of their fees during the periods indicated, the net investment income per share and the ratios would have been as follows:

Net investment income per share    $0.01932      $0.04433      $0.04414      $0.04463      $0.04601      $0.02667
RATIOS:
Expenses to average net assets       +0.80%        *0.82%         0.83%         0.85%         0.84%         0.87%
Net investment income to
 average net assets+                  3.92%*        4.44%         4.42%         4.49%         4.62%         2.67%
============================================================================================================================

+ Includes the Fund's share of U.S. Treasury Reserves Portfolio's allocated expenses.
*  Annualized
** Not Annualized


See notes to financial statements

CITIFUNDS PREMIUM U.S. TREASURY RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds Premium U.S. Treasury Reserves (the "Fund") is a diversified separate series of CitiFunds Premium Trust (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund invests all of its investable assets in U.S. Treasury Reserves Portfolio (the "Portfolio"), an open-end, diversified management investment company for which Citibank, N.A. ("Citibank") serves as Investment Adviser. The value of such investment reflects the Fund's proportionate interest (34.1% at February 28, 1999) in the net assets of the Portfolio. CFBDS, Inc. ("CFBDS"), acts as the Trust's Administrator and Distributor. Citibank also serves as Sub-Administrator and makes shares available to customers through various Shareholder Servicing Agents. Citibank is a wholly owned subsidiary of Citigroup Inc. Citigroup Inc. was formed as a result of the merger of Citicorp and Travelers Group, Inc. which was completed on October 8, 1998.
   The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
   The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements. The significant accounting policies consistently followed by the Fund are as follows:
   A. INVESTMENT INCOME The Fund earns income, net of Portfolio expenses, daily on its investment in the Portfolio.
   B. FEDERAL TAXES The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its taxable income. Accordingly, no provision for federal income or excise tax is necessary.
   C. EXPENSES The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS. Expenses incurred by the Trust with respect to any two or more Funds in a series are allocated in proportion to the average net assets of each Fund, except where allocations of direct expenses to each Fund can otherwise be made fairly.
Expenses directly attributable to a Fund are charged to that Fund.
   D. OTHER All the net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio at the time of such determination.

2. DIVIDENDS The net income of the Fund is determined once daily, as of 12:00 noon, Eastern standard time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at

CITIFUNDS PREMIUM U.S. TREASURY RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)


the election of the shareholder, in cash (subject to the policies of the shareholder's Shareholder Servicing Agent) on or prior to the last business day of the month.

3. ADMINISTRATIVE SERVICES PLAN The Trust has adopted an Administrative Services Plan which provides that the Trust, on behalf of each Fund, may obtain the services of an Administrator, one or more Shareholder Servicing Agents, and other Servicing Agents and may enter into agreements providing for the payment of fees for such services. Under the Trust's Administrative Services Plan, the aggregate of the fee paid to the Administrator from the Fund and of the fees paid to the Shareholder Servicing Agents from the Fund under such plan may not exceed 0.45% of the Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year. For the six months ended February 28, 1999, Management agreed to voluntarily limit Fund expenses to 0.45%.
   A.  ADMINISTRATIVE  FEES  Under  the  terms  of  an  Administrative  Services
Agreement, CFBDS is entitled to an administrative fee from the Fund, as compensation for overall administrative services and general office facilities which is accrued daily and paid monthly at the annual rate of 0.35% of the Fund's average daily net assets. The Administrative fees amounted to $494,876, of which $161,331 was voluntarily waived for the six months ended February 28, 1999. Citibank acts as Sub-Administrator and performs such duties and receives such compensation from CFBDS as from time to time is agreed to by CFBDS and Citibank. The Fund pays no compensation directly to any Trustee or to any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Fund from the Administrator or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Administrator or its affiliates.
   B. SHAREHOLDER SERVICING AGENT FEES The Trust, on behalf of the Fund, entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which the Shareholder Servicing Agent acts as an agent for its customers and provides other related services. For their services, each Shareholder Servicing Agent receives fees from the Fund, which may be paid periodically, but may not exceed, on an annualized basis, an amount equal to 0.10% of the average daily net assets of the Fund represented by shares owned during the period for which payment is being made by investors for whom such Shareholder Servicing Agent maintains a servicing relationship. The Shareholder Servicing Agent fees amounted to $141,393 for the six months ended February 28, 1999.

4. DISTRIBUTION FEES The Trust adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, in which the Fund reimburses the Distributor for expenses incurred or anticipated in connection with the sale of shares of the Fund, limited to an annual rate of 0.10% of the average daily net assets of the Fund. The Distribution fees amounted to $141,393, all of which was voluntarily waived for the six months ended February 28, 1999. The

CITIFUNDS PREMIUM U.S. TREASURY RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited)

Distributor has voluntarily agreed to assume all distribution expenses through February 28, 1999.

5. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest ($0.00001 par value).

6. INVESTMENT TRANSACTIONS Increases and decreases in the Fund's investment in the Portfolio aggregated $344,871,019 and $403,781,178, respectively, for the six months ended February 28, 1999.

TRUSTEES AND OFFICERS
Philip W. Coolidge*, PRESIDENT

MARK T. FINN
Riley C. Gilley
William S. Woods, Jr.

SECRETARY
Linda T. Gibson*

TREASURER
John R. Elder*

*AFFILIATED PERSON OF ADMINISTRATOR AND DISTRIBUTOR

INVESTMENT ADVISER
(OF U.S. TREASURY RESERVES PORTFOLIO)
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

ADMINISTRATOR AND DISTRIBUTOR
CFBDS, Inc.
21 Milk Street, 5th Floor, Boston, MA 02109
(617) 423-1679

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

AUDITORS
Deloitte & Touche LLP
125 Summer Street, Boston, MA 02110

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

  THE CITIFUNDS FAMILY

  LARGE CAP STOCKS
o CitiFunds Growth & Income Portfolio
o CitiFunds Large Cap Growth Portfolio

  SMALL CAP STOCKS
o CitiFunds Small Cap Value Portfolio
o CitiFunds Small Cap Growth Portfolio

  INTERNATIONAL STOCKS
o CitiFunds International Growth & Income Portfolio
o CitiFunds International Growth Portfolio

  GROWTH WITH INCOME
o CitiFunds Balanced Portfolio

  BONDS
o CitiFunds Short-Term U.S. Government Income Portfolio
o CitiFunds Intermediate Income Portfolio
o CitiFunds National Tax Free Income Portfolio
o CitiFunds New York Tax Free Income Portfolio
o CitiFunds California Tax Free Income Portfolio

  MONEY MARKETS
o CitiFunds Cash Reserves
o CitiFunds U.S. Treasury Reserves
o CitiFunds Tax Free Reserves
o CitiFunds California Tax Free Reserves
o CitiFunds Connecticut Tax Free Reserves
o CitiFunds New York Tax Free Reserves

  PREMIUM MONEY MARKETS
o CitiFunds Premium Liquid Reserves
o CitiFunds Premium U.S. Treasury Reserves

  INSTITUTIONAL MONEY MARKETS
o CitiFunds Institutional Liquid Reserves
o CitiFunds Institutional U.S. Treasury Reserves
o CitiFunds Institutional Tax Free Reserves
o CitiFunds Institutional Cash Reserves

  This report is prepared for the information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

  For more information contact your Service Agent or call 1-800-625-4554

  CitiFunds are made available by CFBDS, Inc.
  as distributor.


(C)1999 Citicorp      R Printed on recycled paper                    CFS/PUS/299